Supplemental Financial Information - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Supplemental Financial Information Abstract
Raw materials	$ 5,775	$ 649
Work in progress	941	0
Finished goods	959	0
Inventories, net	$ 7,675	$ 649